Comprehensive Income (Loss)	12 Months Ended
Nov. 30, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income attributable to Lennar represents changes in stockholders’ equity from non-owner sources. For the years ended November 30, 2014, 2013 and 2012, comprehensive income attributable to Lennar was the same as net earnings attributable to Lennar. Comprehensive income (loss) attributable to noncontrolling interests for the years ended November 30, 2014, 2013 and 2012 was the same as the net earnings (loss) attributable to noncontrolling interests. There was no accumulated other comprehensive income at November 30, 2014 and 2013.